Financial investments (Tables)	12 Months Ended
Dec. 31, 2017
Financial investments
Summary of financial investments held for trading

Held for trading	2017	2016
Investment fund quotas (i)	138,945	95,504
Bank Deposit Certificate	42,067	15,042
Repurchase agreements	18,289	—
Credit Rights Investment Funds	5,053	4,682
Financial Treasury Bills	1,123	4,270
Other	1,070	—

	206,547	119,498

Investments in Brazil represent government and financial institution bonds, indexed to the interbank deposit rate.

(i)The shares held in the investment fund relate to a fund that is exclusively held by VSA and its subsidiaries and NEXA’s stake in this fund is 11% (2016: 8%). The composition of the investment fund’s portfolio is as follows (pro rata to the Company’s stake):

	2017	2016
Repurchase agreements - Public securities	131,999	60,803
Repurchase agreements	5,900	20,797
Bank Deposit Certificate	—	13,009
Financial Treasury Bills	1,046	891
Credit Right Investment Funds	—	4

	138,945	95,504